Document and Entity Information	Feb. 28, 2019
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2019
Registrant Name	PACIFIC SELECT FUND
Central Index Key	0000813900
Amendment Flag	false
Document Creation Date	Feb. 28, 2019
Document Effective Date	Feb. 28, 2019
Prospectus Date	May 01, 2018